UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21653

DOMINI ADVISOR TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2006

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Table of Contents

2	Letter from the President
Domini Social Equity Portfolio
4	Performance Commentary
7	Expense Example
9	Social Profiles
13	Portfolio of Investments
Domini European Social Equity Portfolio
20	Performance Commentary
23	Expense Example
25	Social Profiles
27	Portfolio of Investments
Financial Statements
31	Domini Social Index Trust
37	Domini Social Equity Portfolio
44	Domini European Social Equity Trust
52	Domini European Social Equity Portfolio
59	Board of Trustees' Consideration of Management and Submanagement Agreements
66	Proxy Voting Information
66	Quarterly Portfolio Schedule Information
Back Cover	For More Information

Letter from the President

Dear Fellow Shareholders:

As I reflect on the second half of last year, I am haunted by the anguished faces of the survivors of Hurricane Katrina in New Orleans. The virtual abandonment of the survivors — especially the many residents of poor African American neighborhoods who lacked the resources to escape the flooding — prompted shame and anger, and was seen as a national disgrace. The cost of neglecting the needs and opinions of minorities has also emerged in other parts of the world. Riots in France and elsewhere in Europe, for example, made it clear that Muslims are far from integrated into many societies.

A commitment to diversity, including attention to the rights of women and minorities, is one of the key areas of corporate behavior that Domini considers when evaluating its investments. In this year's Semi-Annual Report, we focus on diversity in the Social Profiles for each of our mutual funds.

We have long believed that by including women and ethnic minorities in their leadership and workforce, companies may enhance not only their  bottom line but also provide long-term benefits to the economy and society.

We believe that shareholders can benefit when a company draws on diverse viewpoints to understand a rapidly changing marketplace, and that corporate governance can improve when a company's management and board of directors include the voices of women and minorities. Employees are stimulated by new ideas and new points of view, and female and minority employees do their best work in an environment that supports them.

By creating opportunities for women and minorities, diversity can also alleviate the concentration of power and wealth in society and therefore help safeguard basic civil rights and democracy itself.

Progress may come as attitudes evolve in a society, as women and minorities press for their rights through protest and through the courts, and as companies recognize that women and minorities can provide leadership as effective and innovative as that of white men. In this Semi-Annual Report, we profile six U.S. companies with notable records in diversity. We also profile three companies in Norway, where a new law requires companies to have at least 40% of their board represented by women within two years — an interesting example of progress by government mandate.

In 1994, according to KLD Research & Analytics, Inc., approximately 25.6% of the companies in the S&P 500 had no women on their board of directors or among senior level managers. Ten years later that percentage had dropped to 11.4%. We consider this figure still too high.

Boards should nominate the most qualified people to serve, and when we see an all-white, all-male board we can reasonably question whether the board has sought the most qualified candidates. To emphasize this point, we withhold our proxy votes from non-diverse boards, and write to the company to explain why. From time to time, more proactive steps are called for. For example, for the 2006 proxy voting season, we filed shareholder resolutions challenging Monster Worldwide to diversify its board, which appears to be entirely white and male based on publicly available information, and calling on Home Depot to disclose its Equal Employment Opportunity data.

Sometimes diversity may have unexpected benefits. In 1971, General Motors responded to a shareholder resolution by appointing the Rev. Leon Sullivan to its board: one of the first African Americans to serve on the board of a major U.S. corporation. During his tenure on the board, Sullivan created the famous Sullivan Principles, a code of conduct for foreign corporations that wished to do business in apartheid South Africa.

By holding corporations to a higher standard and pressing them to disclose the details of their employment practices, the Sullivan Principles became a critical tool for changing corporate behavior, produced a wealth of information for investors, and contributed to the downfall of the apartheid regime. One small step taken to help level inequality — in this case, putting an African American man on the board of what was one of America's most powerful and successful corporations — can help change the world.

Diversity is an ever-present consideration when we evaluate and interact with corporations, though it does not mean that we will only invest in companies run by women, or companies with diverse boards. The birth of social investing did not change the world overnight. We therefore must invest in imperfect companies, with a goal of improving their social and environmental performance through responsible ownership.

As a Domini shareholder, you are part of a community of social investors who are working toward the ultimate goal of creating a more just and sustainable economic system. We thank you for joining us in this important effort. Advancing diversity is only one of the many ways in which you help ensure not only that the American economy continues to generate prosperity into the future, but that prosperity is enjoyed by more than a few.

Very truly yours,

Amy Domini
amy@domini.com

Domini Social Equity Portfolio

PERFORMANCE COMMENTARY

Despite the devastating impact of Hurricane Katrina and the spike in oil prices that followed, stocks posted gains during the six-month period ended January 31, 2006. After trending downward for the first three months of the period, positive performance for the next three months caused the period to end with an increase of 4.67% for the large-cap S&P 500 index and 8.53% for the small-cap Russell 2000 index.

Economic growth continued during the period, but with signs that we may be nearing the end of the cycle of expansion. Growth in gross domestic product (GDP) for the last two quarters of 2005 was reported to be 4.1% and 1.6%, respectively. The decline in the fourth quarter was largely attributed to Katrina. Corporate earnings showed surprising strength in 2005, increasing approximately 14% over 2004, but Standard & Poor's expected earnings to decrease in 2006. A slowdown in earnings is consistent with the later stages of economic expansions.

Comments by the Federal Reserve Board after its latest interest rate increase in January suggested that the Fed believed economic expansion would continue and that it was concerned about the potential for inflation due to higher energy prices and higher use of manufacturing capacity. January data showed an increase of 193,000 in nonfarm jobs, helping to continue a trend in the decline of the unemployment rate to 4.7%. The number of discouraged workers (those not looking for work because they believe no jobs are available) declined to 396,000, a decrease of 119,000 over the previous year.

The effect of Hurricane Katrina on oil prices heightened awareness that oil prices will remain vulnerable to production interruptions. After peaking at approximately $70 a barrel, oil prices declined, only to increase again in late 2005 and early 2006 because of speculation about the interruption of oil supplies due to diplomatic uncertainties over Iran's potential to develop nuclear weapons.

For the six months ended January 31, the Fund underperformed the Standard & Poor's 500 Index (S&P 500) by 1.95%. The performance of the Fund relative to the S&P 500 was hurt in part by its underweighting to the energy sector, although positive return due to stock selection partially offset this effect. The relative performance of the Fund was also hurt by its overweighting to the information technology sector. Negative return due to stock selection contributed to this effect. The Fund was hurt in particular by its overweighting to Dell and Intel.

The relative performance of the Fund was helped in part by its underweighting to the industrials and utilities sectors. The Fund added positive return due to stock selection within the industrials sector, in particular by its avoidance of General Electric, excluded because of the company's involvement in military weapons and nuclear power.

The Domini Social Equity Portfolio invests in the Domini Social Index Trust. The table and the bar chart below provide information, as of January 31, 2006, about the ten largest holdings of the Domini Social Index Trust and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

COMPANY	% OF NET ASSETS	COMPANY	% OF NET ASSETS
Microsoft Corporation	4.30	Cisco Systems Inc.	1.90
Procter & Gamble Co.	3.31	Wells Fargo & Co.	1.74
Johnson & Johnson	2.86	AT&T Inc.	1.69
JP Morgan Chase & Co.	2.32	Pepsico Inc.	1.58
Intel Corp	2.14	Verizon Communications Inc	1.54

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

The holdings mentioned above are described in the Domini Social Index Trust (DSIT) Portfolio of Investments at January 31, 2006, included herein. The composition of the DSIT is subject to change.

Domini Social Equity Portfolio — Performance Commentary  5

AVERAGE ANNUAL TOTAL RETURNS
WITH MAXIMUM 4.75% SALES CHARGE

		Domini Social Equity Portfolio (DSEP)	S&P 500
As of 12-31-05	1 Year(1)	−3.58%	4.91%
	5 Year(1)	−1.53%	0.54%
	10 Year(1)	7.84%	9.07%
	Since Inception(1)	9.35%	10.49%
As of 1-31-06	1 Year(1)	1.42%	10.38%
	5 Year(1)	−2.00%	0.37%
	10 Year(1)	7.74%	8.99%
	Since Inception(1)	9.44%	10.62%

Comparison of $10,000 Investment With Sales Charge in the
Domini Social Equity Portfolio and S&P 500

Past performance is no guarantee of future results. The Fund's returns quoted above represent past performance after all expenses and sales charges. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 60 days after the settlement of purchase or acquisition through exchange, with certain exceptions. See the Fund's prospectus for further information.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

(1)

The Domini Social Equity Portfolio, which commenced operations on May 1, 2005, invests all of its assets in the Domini Social Index Trust (DSIT), which has the same investment objectives as the Fund. The DSIT commenced operations on June 3, 1991. Performance prior to the Fund's commencement of operations is the performance of the DSIT adjusted for expenses of the Fund.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/06

6  Domini Social Equity Portfolio — Performance Commentary

Domini Social Equity Portfolio

Expense Example

As a shareholder of the Domini Social Equity Portfolio, you incur two types of costs:

•

Transaction costs such as sales charges (loads) on purchases and redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the Fund after holding them less than 60 days

•

Ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, and held through January 31, 2006.

Actual Expenses

The line of the table captioned "Actual Expenses" below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•

Divide your account value by $1,000.

•

Multiply your result in step 1 by the number in the first line under the heading "Expenses Paid During Period" in the table.

•

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domini Social Equity Portfolio	Beginning Account Value as of 8/1/2005	Ending Account Value as of 1/31/2006	Expenses Paid During Period* 8/1/2005 – 1/31/2006
Actual Expenses	$1,000.00	$1,027.20	$4.85
Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.42	$4.84

*

Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by average account value over the period, multiplied by 184, and divided by 365. The example reflects the aggregate expenses of the Fund and the Domini Social Index Trust, the underlying portfolio in which the Fund invests.

8  Domini Social Equity Portfolio — Expense Example

Domini Social Equity Portfolio

Social Profiles

Diversity

In this year's Semi-Annual Report we discuss several companies in the Fund's portfolio that are headed by women or minorities and that have a particularly strong commitment to diversity. (Of the companies in the Domini 400 Social Index, 39 or 9.8% have CEOs who are women or minorities, versus 28 or 5.6% for the S&P 500.) The CEOs of Radio One and WGL Holdings are African American, the CEO of Cathay General Bancorp is Asian American, the CEO of Molina Healthcare is Latino, and the CEOs of Claire's Stores and eBay are women.

Radio One

Ticker: ROIA	Website:www.radio-one.com
Market Capitalization: $136 Million

Catherine L. Hughes is the first African American woman to head a publicly traded company. As of 2005, the company she founded included 70 radio stations with more than 13.5 million listeners. Radio One's CEO is Ms. Hughes' son, Alfred C. Liggins III. In 2004, he launched TV One, a cable and satellite network aimed at an African American audience. In 2005, he bought a 51% interest in Reach Media, which sponsors the Tom Joyner Morning Show, a syndicated radio show broadcast on about 115 radio stations.

Interviewed in 2005, Catherine Hughes said that about 70% of Radio One's 1,800 employees are African American. "Nobody in the broadcasting business has given or continues to give more opportunity to African Americans than Radio One and now, TV One. Given the very small number of African Americans in the entire broadcasting business, our numbers are staggeringly high."

As of September 2004, one woman (Ms. Hughes) and five minorities (including Ms. Hughes and her son, Alfred C. Liggins, III) served on the company's seven-member board of directors.

WGL Holdings

Ticker: WGL	Website: www.wglholdings.com
Market Capitalization: $1.52 Billion

WGL Holdings, which distributes natural gas in Washington, D.C., serves a city that is primarily African American, and it is one of the few public utilities to be led by an African American CEO.

In 1983, Washington Gas established the Washington Area Fuel Fund, which helps pay for fuel to heat the homes of people in financial need. The Fund is administered by the Salvation Army, while Washington Gas pays all of its administrative expenses. According to the company, the Fund has raised more than $15.8 million and helped more than 187,000 people.

WGL has shown a strong commitment to supporting minority-owned and women-owned businesses through its purchases of goods and services. WGL is unusual in having hired minority-owned investment firms as agents for the sale of its taxable medium-term notes.

As of January 2005, the eight-member board of WGL Holdings included two women and four minorities, including CEO James H. DeGraffenreidt Jr.

Cathay General Bancorp

Ticker: CATY	Website: www.cathaybank.com
Market Capitalization: $1.79 Billion

Cathay General Bancorp is the holding company of Cathay Bank, founded in 1962, which is the oldest Chinese American commercial bank in the country.

Many of Cathay General Bancorp's employees speak both English and either Vietnamese or one or more Chinese dialects, and are therefore able to serve the bank's customers more effectively. In January 2005, Cathay announced that the Cathay Bank Foundation would donate $50,000 to the American Red Cross to help victims of the December 2004 tsunami.

The company exceeds federal maternity leave requirements by granting additional weeks of maternity leave beyond the federal government's mandate of 12 weeks of unpaid leave. In 2002, the company told KLD that it prohibits discrimination based on sexual orientation.

As of March 2005, the eleven-member board of Cathay included ten Asian Americans, including CEO Dunson Cheng. As of March 2005, the four top officers of the company were all Asian American.

Molina Healthcare

Ticker: MOH	Website:www.molinahealthcare.com
Market Capitalization: $527 Million

Molina Healthcare was founded by Dr. C. David Molina, the father of the company's current CEO, Dr. J. Mario Molina. The senior Dr. Molina started the company specifically to treat low-income patients. He met opposition from medical colleagues, including the reluctance of specialists

10  Domini Social Equity Portfolio — Social Profiles

to accept referrals for Medicaid patients. Now the company has health plans in six states and operates 21 primary care clinics in California.

Molina Healthcare has been commended for being one of the first companies to hire a cultural anthropologist to deal with the variety of languages and cultures where it operates. Although Latinos account for 40% of the company's clientele, it also serves large numbers of Vietnamese, Cambodian, and Russian patients. In 2004, Molina Healthcare received a $10,000 Innovation Award from the nonprofit Center for Health Care Strategies for increasing immunization rates among African Americans in its Michigan division.

As of March 2005, two women (Sally Richardson and Ronna Romney) and two minorities (J. Mario Molina and John Molina) served on the company's seven-member board of directors.

Claire's Stores

Ticker: CLE	Website: www.clairestores.com
Market Capitalization: $3.15 Billion

Claire's Stores, which operates mall-based stores that sell fashion jewelry targeted towards teenagers, has not one but two female CEOs. In November 2003, when company founder Rowland Schaefer retired, his daughters Bonnie and Marla Schaefer were appointed co-chairs and co-CEOs. In 2005, Marla Schaefer was quoted as saying, "Our goal is to keep the business healthy, keep inventories in line and keep moving forward.... We don't run the business for Wall Street. We run it for our shareholders and employees and customers."

As of January 2006, three women (including Bonnie and Marla Schaefer) served on the company's seven-member board of directors, and four of the six top officers were women. As of January 2006, according to the Human Rights Campaign, Claire's includes sexual orientation in its written nondiscrimination policy.

eBay

Ticker: EBAY	Website: www.ebay.com
Market Capitalization: $49.26 Billion

From 1997, the year before Meg Whitman became CEO of eBay, to the end of 2005, the company's revenues grew from $5.7 million to $4.6 billion — making it one of the fastest-growing companies in history.

eBay has been recognized as a leader in creating online, person-to-person auctions. In 2000, the company was awarded a Computerworld Smithsonian Award for "creating a new global marketplace and trading

Domini Social Equity Portfolio — Social Profiles  11

community." As of 2004, according to Fortune magazine, an estimated 430,000 people earned all or most of their income selling on eBay's website. A case study on eBay's innovations was added to the permanent research collection at the Smithsonian National Museum of American History. Whitman and her team have been praised for creating a "company of tomorrow" that combines a small staff and a high profit margin.

As of March 2004, two women (including Ms. Whitman) served on the company's nine-member board of directors.

The Fund invests in a portfolio designed to replicate the Domini 400 Social Index.SM All companies in the Fund's portfolio are measured against multiple standards of corporate accountability. We seek to avoid companies that manufacture alcohol, tobacco, or firearms, derive revenues from gambling operations, own or operate nuclear power plants, or earn significant revenues from weapons contracting. Before investing in any company, KLD Research & Analytics, Inc. (KLD) evaluates its social profile by weighing both strengths and weaknesses in the areas of community impact, diversity, employee relations, the environment, human rights, and product safety and usefulness. KLD is responsible for maintaining the Domini 400 Social Index and developing and applying its social and environmental standards. Special thanks to KLD for allowing us to reproduce portions of its research in these pages.

For extensive information about how we use social and environmental standards to choose our investments, including brief social profiles of every company in the Fund's portfolio, visit www.domini.com.

Unlike other mutual funds, the Domini Social Equity Portfolio seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Trust (DSIT). The companies discussed above can be found in the DSIT's Portfolio of Investments at January 31, 2006, included herein. The composition of the DSIT is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Trust, the Domini Social Equity Fund, the Domini Institutional Social Equity Fund and the Domini Social Equity Portfolio. Certain portions of these social profiles are copyright © 2006 by KLD and are reprinted here by permission. 03/06

12  Domini Social Equity Portfolio — Social Profiles

Domini Social Index Trust

Portfolio of Investments

January 31, 2006 (unaudited)

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Security	Shares	Value
Consumer Discretionary 14.7%
American Greetings Corporation, Class A	16,300	$332,683
AutoZone, Inc. (a)	14,231	1,391,080
Bandag, Inc.	2,400	107,088
Bed Bath & Beyond (a)	76,400	2,858,124
Best Buy Co., Inc.	105,200	5,329,432
Black & Decker Corp.	20,200	1,743,260
Bright Horizons Family Solutions, Inc. (a)	6,400	250,112
Centex Corporation	32,600	2,327,314
Champion Enterprises, Inc. (a)	20,200	276,942
Charming Shoppes, Inc. (a)	24,400	296,704
Circuit City Stores, Inc.	39,400	993,274
Claire's Stores, Inc.	26,000	823,160
Comcast Corporation, Class A (a)	556,058	15,469,534
Cooper Tire and Rubber Company	17,400	260,826
Dana Corporation	39,500	192,365
Darden Restaurants, Inc.	33,100	1,345,846
DeVry, Inc. (a)	15,000	344,850
Disney (Walt) Company (The)	492,300	12,460,113
Dollar General Corporation	81,551	1,378,212
Dow Jones & Company	15,400	585,354
eBay Inc. (a)	292,572	12,609,853
Emmis Communications Corporation, Class A (a)	8,860	157,619
Family Dollar Stores Inc.	40,500	969,975
Foot Locker, Inc.	40,600	922,432
Gaiam, Inc. (a)	2,200	31,350
Gap Inc.	146,897	2,657,367
Genuine Parts Company	44,700	1,901,091
Harley-Davidson, Inc.	70,400	3,768,512
Harman International Industries, Inc.	16,920	1,861,200
Hartmarx Corporation (a)	8,500	72,420
Home Depot, Inc. (The)	544,144	22,065,039
Horton (D.R.), Inc.	70,133	2,617,364
Interface, Inc., Class A (a)	11,400	107,160
Johnson Controls, Inc.	49,400	3,420,456
Consumer Discretionary (Continued)
KB Home	20,300	$1,546,860
Lee Enterprises, Inc.	10,900	383,571
Leggett & Platt, Incorporated	46,300	1,139,906
Limited Brands	89,630	2,120,646
Liz Claiborne, Inc.	28,000	972,160
Lowe's Companies, Inc.	200,200	12,722,710
Mattel, Inc.	103,985	1,715,753
Maytag Corporation	18,700	322,014
McDonald's Corporation	322,100	11,276,721
McGraw-Hill Companies	96,400	4,920,256
Media General, Inc., Class A	5,600	267,960
Men's Wearhouse, Inc. (a)	13,050	445,919
Meredith Corporation	10,200	558,552
Modine Manufacturing Company	8,700	235,770
New York Times Company, Class A	36,800	1,041,440
Newell Rubbermaid, Inc.	70,978	1,677,920
NIKE, Inc., Class B	49,100	3,974,645
Nordstrom, Inc.	55,800	2,327,976
Office Depot (a)	79,400	2,632,110
Omnicom Group, Inc.	46,000	3,762,340
Penney (J.C.) Company, Inc.	59,500	3,320,100
Pep Boys – Manny, Moe & Jack	14,000	218,400
Phillips-Van Heusen Corporation	9,300	336,009
Pixar (a)	14,000	808,920
Pulte Homes, Inc.	55,200	2,202,480
Radio One, Inc. (a)	5,800	63,104
RadioShack Corporation	33,700	748,140
Ruby Tuesday, Inc.	15,800	452,038
Russell Corporation	8,300	126,824
Scholastic Corporation (a)	9,700	291,485
Scripps (E.W.) Company (The), Class A	21,400	1,034,476
Snap-On Incorporated	15,050	603,957
Spartan Motors, Inc.	3,100	32,922
Stanley Works	18,200	892,528

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Staples, Inc.	186,784	$4,428,649
Starbucks Corporation (a)	196,514	6,229,494
Stride Rite Corporation	10,800	156,276
Target Corporation	225,000	12,318,750
Tiffany & Co.	36,100	1,360,970
Timberland Company (The) (a)	13,400	468,464
Time Warner, Inc.	1,194,520	20,939,936
TJX Companies, Inc.	118,600	3,027,858
Tribune Company	66,756	1,936,592
Tupperware Corporation	12,400	275,280
Univision Communications, Inc., Class A (a)	57,200	1,821,248
Valassis Communications Inc. (a)	12,300	343,170
Value Line, Inc.	900	31,275
Visteon Corporation	34,000	178,500
Washington Post Company, Class B	1,500	1,144,469
Wendy's International, Inc.	30,100	1,774,394
Whirlpool Corporation	17,500	1,411,899
		224,951,947
Consumer Staples 11.7%
Alberto-Culver Company, Class B	19,750	874,925
Albertson's, Inc.	93,400	2,349,010
Avon Products, Inc.	117,000	3,313,440
Campbell Soup Company	48,500	1,451,605
Chiquita Brands International, Inc.	10,800	195,588
Church & Dwight Co., Inc.	15,600	574,080
Clorox Company	38,400	2,298,240
Coca-Cola Company	530,400	21,947,952
Colgate-Palmolive Company	132,500	7,272,925
Costco Wholesale Corporation	121,230	6,048,165
CVS Corporation	209,700	5,821,272
Estée Lauder Companies, Inc. (The), Class A	27,200	991,984
General Mills Incorporated	91,400	4,442,954
Consumer Staples (Continued)
Green Mountain Coffee, Inc. (a)	1,800	$68,940
Hain Celestial Group, Inc. (The) (a)	8,700	202,797
Heinz (H.J.) Company	86,200	2,925,628
Hershey Foods Corporation	46,600	2,385,920
Kellogg Company	66,100	2,835,690
Kimberly-Clark Corporation	120,264	6,869,480
Kroger Company (a)	185,700	3,416,880
Longs Drug Stores Corporation	6,200	216,938
McCormick & Company, Inc.	34,900	1,054,329
Nature's Sunshine Products, Inc.	3,990	70,463
PepsiAmericas, Inc.	16,400	401,636
PepsiCo, Inc.	425,070	24,305,503
Procter & Gamble Company	859,516	50,909,133
Safeway Inc.	115,700	2,712,008
Smucker (J.M.) Company	15,105	657,068
SUPERVALU, Inc.	35,800	1,143,094
Sysco Corporation	159,700	4,899,596
Tootsie Roll Industries, Inc.	6,638	192,834
United Natural Foods, Inc. (a)	10,000	323,300
Walgreen Company	259,000	11,209,520
Whole Foods Market, Inc.	35,200	2,600,224
Wild Oats Markets, Inc. (a)	6,550	79,189
Wrigley (Wm.) Jr. Company	45,900	2,935,763
		179,998,073
Energy 3.7%
Anadarko Petroleum Corporation	60,685	6,543,057
Apache Corporation	84,824	6,406,757
Chesapeake Energy Corp	75,700	2,652,528
Cooper Cameron Corp. (a)	28,400	1,374,276
Devon Energy Corporation	113,644	7,751,657
EOG Resources, Inc.	62,200	5,258,388
Helmerich & Payne, Inc.	13,000	1,018,680

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Energy (Continued)
Kinder Morgan, Inc.	27,100	$2,608,375
National Oilwell Varco, Inc. (a)	44,900	3,415,543
Noble Energy, Inc.	45,000	2,082,600
Pioneer Natural Resources Company	32,700	1,736,370
Rowan Companies, Inc.	28,700	1,286,621
Smith International	51,600	2,322,000
Sunoco, Inc.	34,800	3,312,960
Williams Companies, Inc.	146,800	3,499,712
XTO Energy Inc.	93,100	4,569,348
		55,838,872
Financials 21.2%
AFLAC, Inc.	128,800	6,047,160
Allied Capital Corporation	34,600	986,446
AMBAC Financial Group, Inc.	27,000	2,073,870
American Express Company	318,000	16,679,100
AmSouth Bancorporation	88,900	2,454,529
BB&T Corporation	139,500	5,446,080
Capital One Financial Corporation	77,100	6,422,430
Cathay General Bancorp	12,790	456,731
Chittenden Corporation	11,920	338,170
Chubb Corporation	51,500	4,859,025
Cincinnati Financial Corporation	45,017	2,050,074
Comerica Incorporated	42,500	2,357,475
Edwards (A.G.), Inc.	19,187	912,726
Equity Office Properties Trust	104,600	3,328,372
Fannie Mae	247,865	14,361,298
Fifth Third Bancorp	142,911	5,369,166
First Horizon National Corporation	32,800	1,242,136
FirstFed Financial Corp. (a)	4,500	282,150
Franklin Resources, Inc.	38,100	3,752,850
Freddie Mac	176,800	11,997,648
General Growth Properties	61,434	3,169,994
Golden West Financial	65,500	4,625,610
Hartford Financial Services Group (The)	77,300	6,356,379
Heartland Financial USA, Inc.	3,000	64,860
Janus Capital Group Inc.	54,226	1,132,781
Financials (Continued)
Jefferson-Pilot Corporation	34,025	$1,984,678
KeyCorp	104,600	3,701,794
Lincoln National Corporation	44,600	2,432,038
M&T Bank Corp.	20,400	2,209,320
Maguire Properties Inc.	7,900	267,020
Marsh & McLennan Companies, Inc.	140,100	4,257,639
MBIA, Inc.	34,500	2,123,820
Medallion Financial Corp.	4,300	49,149
Mellon Financial Corporation	107,300	3,784,471
Merrill Lynch & Co., Inc.	235,392	17,670,877
MGIC Investment Corporation	23,100	1,524,831
Moody's Corporation	63,200	4,001,824
Morgan (J.P.) Chase & Co.	896,992	35,655,432
National City Corporation	140,500	4,802,290
Northern Trust Corporation	47,800	2,495,638
PNC Financial Services Group	75,000	4,864,500
Popular Inc.	69,896	1,419,588
Principal Financial Group, Inc.	72,100	3,400,236
Progressive Corporation (The)	50,800	5,336,032
Regions Financial Corp. (New)	117,700	3,905,286
SAFECO Corporation	32,200	1,682,450
Schwab (Charles) Corporation	263,400	3,895,686
SLM Corporation	107,500	6,015,700
Sovereign Bancorp	91,000	1,983,800
St. Paul Travelers Companies, Inc. (The)	177,164	8,039,702
State Street Corporation	83,600	5,054,456
SunTrust Banks, Inc.	92,400	6,601,980
Synovus Financial Corporation	81,150	2,245,421
T. Rowe Price Group, Inc.	33,100	2,529,833
TradeStation Group, Inc. (a)	5,100	90,219
U.S. Bancorp	465,021	13,908,778

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Financials (Continued)
UnumProvident Corporation	75,800	$1,541,014
Wachovia Corporation	398,043	21,824,698
Wainwright Bank & Trust Co.	2,625	27,038
Washington Mutual, Inc.	252,442	10,683,345
Wells Fargo & Company	428,606	26,727,870
Wesco Financial Corporation	400	155,017
		325,660,530
Health Care 13.5%
Affymetrix Inc (a)	16,700	637,606
Allergan, Inc.	33,905	3,946,542
Amgen, Inc. (a)	316,153	23,044,392
Bard (C.R.), Inc.	27,000	1,712,340
Bausch & Lomb Incorporated	13,600	918,680
Baxter International, Inc.	159,400	5,873,890
Becton Dickinson and Company	64,800	4,199,040
Biogen Idec Inc. (a)	86,950	3,891,013
Biomet, Inc.	64,100	2,423,621
Boston Scientific Corporation (a)	151,400	3,311,118
CIGNA Corporation	32,100	3,903,360
Cross Country Healthcare, Inc. (a)	3,800	75,088
Dionex Corporation (a)	5,600	296,968
Fisher Scientific International (a)	31,800	2,126,466
Forest Laboratories, Inc. (a)	86,700	4,012,476
Genzyme Corporation (a)	66,500	4,717,510
Guidant Corporation	85,438	6,288,237
Hillenbrand Industries, Inc.	15,500	762,910
Humana, Inc. (a)	41,900	2,336,763
IMS Health, Inc.	59,613	1,466,480
Invacare Corporation	7,700	266,343
Invitrogen Corporation (a)	13,300	916,104
Johnson & Johnson	762,780	43,890,361
King Pharmaceuticals Inc. (a)	63,500	1,190,625
Manor Care, Inc.	19,800	774,180
McKesson HBOC, Inc.	79,120	4,193,360
Health Care (Continued)
MedImmune, Inc. (a)	63,400	$2,163,208
Medtronic, Inc.	309,800	17,494,406
Merck & Co., Inc.	560,200	19,326,900
Millipore Corporation (a)	13,700	942,286
Molina Healthcare Inc. (a)	5,300	140,238
Mylan Laboratories, Inc.	55,975	1,102,708
Quest Diagnostics Incorporated	42,700	2,110,661
St. Jude Medical, Inc. (a)	94,300	4,632,959
Stryker Corporation	75,100	3,747,490
Synovis Life Technologies, Inc. (a)	2,600	26,260
Thermo Electron Corporation (a)	41,800	1,406,152
UnitedHealth Group Incorporated	349,434	20,763,368
Waters Corporation (a)	28,000	1,174,600
Watson Pharmaceuticals (a)	26,300	870,267
Zimmer Holdings, Inc. (a)	63,600	4,385,219
		207,462,195
Industrials 6.6%
3M Company	194,600	14,157,150
Alaska Air Group, Inc. (a)	6,900	220,317
American Power Conversion	43,400	1,028,580
AMR Corporation (a)	35,200	799,040
Apogee Enterprises, Inc.	7,400	136,604
Avery Dennison Corporation	28,300	1,690,642
Baldor Electric Company	6,000	179,280
Banta Corporation	6,550	334,836
Brady Corporation, Class A	12,000	477,240
CLARCOR, Inc.	12,900	439,632
Cooper Industries, Inc., Class A	23,300	1,902,445
Cummins, Inc.	12,200	1,187,060
Deere & Company	61,900	4,441,944
Deluxe Corporation	13,100	350,818
Donaldson Company, Inc.	16,900	583,895
Donnelley (R.R.) & Sons Company	56,000	1,825,600
Emerson Electric Company	105,000	8,132,250

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Industrials (Continued)
Fastenal Company	32,400	$1,236,060
FedEx Corporation	77,500	7,839,125
GATX Corporation	12,600	500,346
Graco, Inc.	17,952	721,311
Grainger (W.W.), Inc.	19,800	1,404,414
Granite Construction Incorporated	7,725	312,708
Herman Miller, Inc.	17,300	524,190
HNI Corporation	14,100	813,570
Hubbell Incorporated, Class B	15,060	676,947
Ikon Office Solutions	32,800	387,696
Illinois Tool Works, Inc.	52,700	4,442,083
JetBlue Airways Corporation (a)	38,550	502,692
Kadant Inc. (a)	3,700	71,188
Kansas City Southern Industries, Inc. (a)	18,900	491,022
Kelly Services, Inc.	5,075	135,909
Lawson Products, Inc.	400	16,896
Lincoln Electric Holdings, Inc.	11,000	489,610
Masco Corporation	109,300	3,240,745
Milacron, Inc. (a)	12,633	17,181
Monster Worldwide (a)	31,200	1,330,992
Nordson Corporation	8,000	363,360
Norfolk Southern Corporation	104,200	5,193,328
Pall Corp.	31,100	895,680
Pitney Bowes, Inc.	58,200	2,487,468
Robert Half International, Inc.	44,300	1,618,279
Ryder System, Inc.	15,800	706,260
Smith (A.O.) Corporation	5,200	224,068
Southwest Airlines Co.	179,662	2,957,237
SPX Corporation	17,230	822,043
Standard Register Company	4,700	85,305
Steelcase, Inc.	13,300	224,105
Tennant Company	2,300	124,660
Thomas & Betts Corporation (a)	12,800	571,520
Toro Company	10,800	477,468
Trex Company, Inc. (a)	3,700	92,426
United Parcel Service, Inc., Class B	282,633	21,172,038
YRC Worldwide Inc. (a)	14,780	736,635
		101,793,898
Information Technology 20.3%
3Com Corporation (a)	103,000	$470,710
Adaptec, Inc. (a)	27,400	149,056
ADC Telecommunications (a)	30,028	761,510
Adobe Systems Incorporated	154,800	6,148,656
Advanced Micro Devices, Inc. (a)	103,500	4,332,510
Advent Software, Inc. (a)	4,200	110,292
Analog Devices, Inc.	93,900	3,734,403
Andrew Corporation (a)	43,800	568,086
Apple Computer, Inc. (a)	215,800	16,295,058
Applied Materials, Inc.	414,700	7,900,035
Arrow Electronics, Inc. (a)	31,000	1,065,160
Autodesk, Inc.	59,800	2,427,282
Automatic Data Processing, Inc.	148,474	6,523,948
BMC Software, Inc. (a)	55,400	1,224,340
CDW Corporation	16,500	924,000
Ceridian Corporation (a)	38,300	945,244
Cisco Systems, Inc. (a)	1,574,414	29,236,868
Coherent, Inc. (a)	7,700	238,392
Compuware Corporation (a)	98,800	814,112
Convergys Corp. (a)	35,500	610,600
Dell Inc. (a)	602,786	17,667,658
Electronic Arts Inc. (a)	76,800	4,191,744
Electronic Data Systems Corporation	134,300	3,383,017
EMC Corporation (a)	611,200	8,190,080
Entegris, Inc. (a)	20,000	210,000
Gerber Scientific, Inc. (a)	5,700	63,384
Hewlett-Packard Company	733,910	22,883,314
Imation Corporation	9,100	412,503
Intel Corporation	1,545,555	32,873,955
Lexmark International Group, Inc. (a)	30,300	1,471,671
LSI Logic Corporation (a)	102,300	936,045
Lucent Technologies, Inc. (a)	1,144,492	3,021,459
Merix Corporation (a)	3,750	30,563

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Information Technology (Continued)
Micron Technology, Inc. (a)	159,100	$2,335,588
Microsoft Corporation	2,346,030	66,040,745
Molex Incorporated	36,946	1,117,617
National Semiconductor Corporation	87,700	2,474,017
Novell, Inc. (a)	100,000	974,000
Novellus Systems, Inc. (a)	34,300	972,405
Palm Inc. (a)	11,604	458,126
Paychex, Inc.	85,900	3,122,465
Plantronics Inc.	11,000	385,000
Polycom Inc. (a)	24,300	470,934
Qualcomm, Inc.	421,200	20,200,752
Red Hat, Inc. (a)	40,700	1,178,265
Salesforce.com, Inc. (a)	17,500	718,375
Sapient Corporation (a)	15,500	102,300
Scientific-Atlanta, Inc.	39,000	1,667,640
Solectron Corporation (a)	235,200	898,464
Sun Microsystems, Inc. (a)	876,300	3,943,350
Symantec Corporation (a)	278,400	5,116,992
Tektronix, Inc.	22,100	651,950
Tellabs, Inc. (a)	113,700	1,454,223
Texas Instruments, Inc.	414,178	12,106,422
Xerox Corporation (a)	246,200	3,523,121
Xilinx, Inc.	88,900	2,503,423
		312,231,829
Materials 1.7%
Air Products & Chemicals, Inc.	56,800	3,503,992
Airgas, Inc.	17,800	690,284
Aleris International, Inc. (a)	7,900	328,798
Bemis Company, Inc.	28,000	854,560
Cabot Corporation	16,300	639,286
Calgon Carbon Corporation	10,100	73,326
Caraustar Industries, Inc. (a)	7,200	78,336
Crown Holdings, Inc. (a)	43,200	808,272
Ecolab, Inc.	46,800	1,675,908
Engelhard Corporation	31,400	1,265,420
Fuller (H.B.) Company	7,300	275,867
Lubrizol Corporation	18,100	827,894
MeadWestvaco Corp.	45,812	1,222,722
Materials (Continued)
Minerals Technologies, Inc.	5,300	$296,111
Nucor Corporation	40,100	3,377,623
Praxair, Inc.	82,900	4,367,172
Rock-Tenn Company, Class A	9,000	125,820
Rohm & Haas Company	36,587	1,862,278
Schnitzer Steel Industries Inc., Class A	5,800	193,952
Sealed Air Corporation (a)	21,000	1,160,670
Sigma-Aldrich Corporation	17,000	1,102,960
Sonoco Products Company	25,645	794,226
Valspar Corporation	26,200	713,164
Wausau-Mosinee Paper Corporation	10,500	133,875
Wellman, Inc.	4,400	31,240
Worthington Industries, Inc.	17,100	352,773
		26,756,529
Telecommunication Services 5.4%
AT&T Inc.	1,001,167	25,980,284
BellSouth Corporation	469,300	13,501,761
Citizens Communications Company	86,767	1,064,631
Sprint Nextel Corporation	756,800	17,323,152
Telephone and Data Systems, Inc.	26,000	931,580
Verizon Communications	748,622	23,701,372
		82,502,780
Utilities 0.8%
AGL Resources, Inc.	20,600	737,068
Cascade Natural Gas Corporation	2,900	58,406
Cleco Corporation	12,200	267,546
Energen Corporation	19,400	756,988
Equitable Resources, Inc.	30,700	1,132,830
IDACORP, Inc.	11,300	357,758
KeySpan Corporation	44,800	1,609,216
MGE Energy, Inc.	4,400	151,844

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Utilities (Continued)
National Fuel Gas Company	21,800	$717,220
NICOR, Inc.	11,400	466,260
NiSource, Inc.	71,347	1,464,754
Northwest Natural Gas Company	6,500	231,335
OGE Energy Corporation	24,200	657,030
Peoples Energy Corporation	9,400	349,868
Pepco Holdings, Inc.	49,500	1,138,995
Utilities (Continued)
Questar Corporation	22,000	$1,792,560
Southern Union Company (a)	25,521	643,129
WGL Holdings	12,600	392,868
		12,925,675
Total Investments — 99.6%
(Cost $1,223,232,958)(b)		1,530,122,328
Other Assets, less liabilities — 0.4%		6,183,253
Net Assets — 100.0%		$1,536,305,581

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,332,211,911. The aggregate gross unrealized appreciation is $424,058,756 and the aggregate gross unrealized depreciation is $226,148,339, resulting in net unrealized appreciation of $197,910,417.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity PORTFOLIO

PERFORMANCE COMMENTARY

The Domini European Social Equity Portfolio was launched in the fourth quarter of 2005. However, our market analysis covers the six-month period ended January 31, 2006.

The Fund's share price is denominated in U.S. dollars and generally will be exposed to European currency movements. In addition to other risks, the Fund will benefit when European currencies strengthen against the dollar and will be hurt when European currencies weaken against the dollar.

For the six-month period ended January 31, 2006, European equity markets and currency value generally moved in opposite directions. European stocks performed well, while the euro declined against the dollar. January was an exception to the rule, with both stock markets and the euro increasing in value. For the six-month period, the MSCI Europe index was up 11.13% in European currency terms and 11.49% in U.S. dollar terms. The broader international MSCI World index was up 10.42% in international currency terms and 10.32% in U.S. dollar terms.

The European economy grew at a slow but gradually increasing rate in 2005. The European region saw unemployment decline to a three-year low, and German investor confidence improve to its best level in two years. The European Central Bank anticipated a moderate increase in gross domestic product for 2006.

Despite economic and political uncertainty generated by the French and Dutch "no" vote against a European Constitution, followed by an indecisive German election in which no party won a majority of the parliament, the European Central Bank raised interest rates 0.25% in December, to 2.25%. This rate increase helped keep the gap between U.S. and European rates from increasing. Historically, the more U.S. interest rates exceed European rates, the more likely the U.S. dollar will gain in value against other currencies. While a stronger dollar reduces European stock returns for U.S. investors, it may benefit the European economy by making European exports more affordable for U.S. consumers.

The Domini European Social Equity Portfolio's inception date was October 3, 2005. The Fund's performance for the month of October was influenced by the process of initially investing the portfolio.

For the month of November 2005, the Fund outperformed the MSCI Europe index by 0.99%. The performance of the Fund relative to the MSCI Europe was helped in part by its overweighting to the financials sector, which outperformed the index, and its underweighting to the telecommunication services sector, which underperformed the index. The Fund's relative performance was helped in particular by its overweighting to Man Group (United Kingdom:
Financials) and its underweighting
to Vodafone Group (United
Kingdom: Telecommunication
Services), which had a negative
return for the period.

Total Return Since Inception (10/3/05)*
Domini European Social Equity Portfolio	12.16%
MSCI	9.14%

* Does not reflect sales commission

The relative performance of the Fund was not significantly hurt by its sector weighting. The Fund's relative performance was hurt in particular by its overweighting to Dampskibssel Torm (Denmark: Energy), Fresenius (Germany: Health Care), and Celesio (Germany: Health Care).

For the month of December 2005, the Fund outperformed the MSCI Europe index by 1.18%. The performance of the Fund relative to the MSCI Europe was helped in part by its underweighting to the energy sector and its overweighting to the consumer discretionary sector. The Fund's relative performance was helped in particular by its avoidance of BP (United Kingdom: Energy), which had a negative return for the period, and its overweighting to Taylor Woodrow (United Kingdom: Consumer Discretionary).

The relative performance of the Fund was not significantly hurt by its sector weighting. The Fund's relative performance was hurt in particular by its overweighting to National Express Group (United Kingdom: Industrials) and Corporación Mapfre (Spain: Financials) and by its avoidance of Siemens (Germany: Industrials).

For the month of January 2006, the Fund outperformed the MSCI Europe index by 1.78%. The performance of the Fund relative to the MSCI Europe was helped in part by its stock selection within the healthcare sector. The Fund's relative performance was helped in particular by its overweighting to Merck KGaG (Germany: Pharmaceuticals). The Fund was also helped by stock selection in the materials sector, primarily by Arcelor (Luxembourg: Materials), which returned 41.7% following the announcement of a takeover bid by Mittal Steel (Netherlands: Materials).

The relative performance of the Fund was hurt in part by stock selection in the utilities and information technology sectors. The Fund was hurt by its avoidance of BP (United Kingdom: Energy) and Royal Dutch Shell (United Kingdom: Energy).

The Domini European Social Equity Portfolio invests in the Domini European Equity Trust. The table and the bar chart below provide information as of January 31, 2006, about the ten largest holdings of the

Domini European Social Equity Portfolio — Performance Commentary  21

Domini European Social Equity Trust and its portfolio holdings by industry sector and by country.

TEN LARGEST HOLDINGS

COMPANY	% OF NET ASSETS	COMPANY	% OF NET ASSETS
Statoil ASA	3.7	Nokia Oyj.	2.7
Arcelor	3.2	Aegon N.V.	2.4
BNP Paribas	3.1	Societe Generale	2.4
Unilever NV	3.0	Allianz AG	2.3
National Grid PLC	2.8	Koninkijke (Royal) KPN NV	2.1

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

The holdings mentioned above are described in the Domini European Social Equity Trust's Portfolio of Investments at January 31, 2006, included herein. The composition of the DESET is subject to change.

22  Domini European Social Equity Portfolio — Performance Commentary

Domini European Social Equity Portfolio

Expense Example

As a shareholder of the Domini European Social Equity Portfolio, you incur two types of costs:

•

Transaction costs such as sales charges (loads) on purchases and redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the Fund after holding them less than 60 days

•

Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 3, 2005 (commencement of operations), and held through January 31, 2006.

Actual Expenses

The line of the table captioned "Actual Expenses" below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•

Divide your account value by $1,000.

•

Multiply your result in step 1 by the number in the first line under the heading "Expenses Paid During Period" in the table.

•

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domini European Social Equity Portfolio	Beginning Account Value as of 10/3/2005	Ending Account Value as of 1/31/2006	Expenses Paid During Period* 10/3/2005 − 1/31/2006
Actual Expenses	$1,000.00	$1,121.60	$5.63
Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,011.27	$5.33

*

Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by average account value over the period, multiplied by 121, and divided by 365. The example reflects the aggregate expenses of the Fund and the Domini European Social Equity Trust, the underlying portfolio in which the Fund invests.

24  Domini European Social Equity Portfolio — Expense Example

Domini European Social Equity Portfolio

Social Profiles

Diversity

Norway provides an interesting example of how government can promote diversity in corporations. A new law, which took effect on January 1, 2006, requires large publicly traded Norwegian companies to reach a target of 40% women on their boards within two years. Companies have reportedly been improving their records on diversity for some time in anticipation of the law.

Below we discuss how three of the Norwegian companies in our portfolio — DNB Nor, Hafslund, and Statoil — are meeting the challenge of increased representation for women.

DNB Nor

Industry: Banks	Website:www.dnbnor.com
Market Capitalization: $14.96 Billion

DNB Nor is Norway's largest financial services group, reporting more than 2.2 million customers and 9,963 full-time employees. The company includes a leading life insurance company and a leading real estate broker.

At the end of 2004, the company reported that 21.5% of managers in its top four management levels were women. The company has set a goal of increasing this to 25% by the end of 2006 and 30% by the end of 2009. Five of the eleven members of the company's board are women.

Among the equal-opportunity measures that the company has announced are flexible working hours, computers for telecommuting, announcing all job vacancies internally, and preparing annual reports on the number of women at different management levels. The company said it will seek gender balance in recruiting trainees and will ensure 50% female participation in mentoring programs, and implement a separate program for women candidates for senior executive positions.

Hafslund

Industry: Energy	Website: www.hafslund.no
Market Capitalization: $2.47 Billion

Beginning in 1898, Hafslund has generated and distributed electricity from hydropower plants on the lower Glomma River. Today, the company's nine hydroelectric plants generate an estimated 2,900 million kilowatt-hours of power each year. Hafslund reports that it is now Norway's largest home alarm company and a leading transporter of valuables and provider of guards and security systems.

In its annual report for 2004, Hafslund stated its belief that "diversity leads to better decision-making and boosts innovative ability." The company reported that in 2004 the proportion of women among its top 50 or so leaders increased to 25%, with non-Norwegian managers making up 14% of the group. In June 2004, the company received an award from the foundation Ledelse, Likestilling og Mangfold (management, equality, and diversity) honoring it for its efforts to recruit more women to its board and top management. As of 2006, three of Hafslund's eight board members were women.

Statoil

Industry: Energy	Website: www.statoil.com
Market Capitalization: $60.19 Billion

Statoil, an oil company that is about 70% owned by the Norwegian government, is a leader in reporting and reducing CO2 emissions from its operations, and a leading developer of carbon sequestration technology. The Norwegian government takes a share of the revenues from North Sea oil extracted by Statoil and other companies. This money is managed in a fund that recently adopted social responsibility guidelines.

Statoil also has a strong record on diversity. According to the company, 26% of Statoil managers are women and 27% of the overall workforce is female. The company has a policy of having at least 20% of managers be women at all times. Statoil offers flexible hours and telecommuting when possible. For women on maternity leave, the company pays the difference between state maternity benefits and the employee's regular salary.

As of 2006, four out of nine of Statoil's board directors were women. Kaci Kullmann Five, the deputy chair of the board, was a member of the Norwegian Parliament from 1981 to 1997 and leader of the Norwegian Conservative Party from 1991 to 1994. She currently serves as a member of the Norwegian Nobel Committee, which awards the Nobel Peace Prize.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The companies discussed above can be found in the Domini European Social Equity Trust's Portfolio of Investments at January 31, 2006, included herein. The composition of the DESET is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

26  Domini European Social Equity Portfolio — Social Profiles

Domini European Social Equity Trust

Portfolio of Investments

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
AUSTRIA – 1.1%
OMV AG	Energy	3,723	$262,887
			262,887
BELGIUM – 0.9%
Fortis	Diversified Financials	5,829	202,648
			202,648
DENMARK – 2.4%
A/S Dampskibsselskabet Torm A/S	Energy	6,273	308,195
Danske Bank A/S	Banks	7,456	261,698
			569,893
FINLAND – 5.3%
Kesko Oyj	Food & Staples Retailing	5,865	173,774
Nokia Oyj	Technology Hardware & Equipment	34,035	621,997
Sampo Oyj	Insurance	10,236	199,370
TietoEnator Oyj	Software & Services	3,860	149,990
Uponor Oyj	Capital Goods	4,406	108,716
			1,253,847
FRANCE – 12.6%
Assurances Generales de France	Insurance	2,203	227,919
BNP Paribas	Banks	8,046	717,137
Ciments Francais SA	Materials	1,252	174,075
CNP Assurances	Insurance	3,342	290,161
Natexis Banques Populaires	Banks	899	168,224
Neopost SA	Technology Hardware & Equipment	1,018	102,292
Sanofi-Aventis	Pharmaceuticals & Biotechnology	5,101	467,639
Societe Generale	Banks	4,227	557,940
Vivendi Universal SA	Media	8,161	255,477
			2,960,864
GERMANY – 11.9%
Adidas-Salomon AG	Consumer Durables & Apparel	748	156,318
Allianz AG	Insurance	3,298	531,232
Celesio AG	Health Care Equipment & Services	1,942	181,697
Continental AG	Automobiles & Components	2,030	197,449
Deutsche Post AG	Transportation	3,312	93,264
Douglas Holding AG	Retailing	6,580	291,958
Fresenius AG	Health Care Equipment & Services	3,130	471,294
Linde AG	Materials	2,921	237,505
Merck KGaA	Pharmaceuticals & Biotechnology	3,495	374,908
Schering AG	Pharmaceuticals & Biotechnology	3,611	246,866
			2,782,491
IRELAND – 0.9%
Bank of Ireland	Banks	11,100	190,320
Depfa Bank plc	Banks	1,217	20,822
			211,142

Domini European Social Equity Trust / Portfolio of Investments (Continued)

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
ITALY – 3.9%
Banche Popolari Unite Scpa (a)	Banks	8,095	$189,714
Fiat S.p.A. (a)	Automobiles & Components	40,237	394,299
Italcementi S.p.A.	Materials	3,484	66,378
Seat Pagine Gialle S.p.A (a)	Media	511,383	266,397
			916,788
LUXEMBOURG – 3.2%
Arcelor	Materials	21,208	744,258
			744,258
NETHERLANDS – 11.7%
ABN AMRO Holding NV	Banks	12,368	343,172
Aegon N.V.	Insurance	34,961	564,627
ING Groep N.V.	Diversified Financials	13,221	471,514
Koninklijke (Royal) KPN NV	Telecommunication Services	51,392	496,122
Oce N.V.	Technology Hardware & Equipment	6,095	107,465
Unilever NV	Food Beverage & Tobacco	10,115	709,323
Wolters Kluwer NV	Media	2,806	62,081
			2,754,304
NORWAY – 6.1%
DNB Nor ASA	Banks	14,750	165,057
Hafslund ASA	Utilities	1,907	23,918
Norsk Hydro ASA	Energy	293	35,934
Orkla ASA	Food Beverage & Tobacco	7,004	278,790
Statoil ASA	Energy	31,324	861,021
Telenor ASA	Telecommunication Services	7,578	75,979
			1,440,699
SPAIN – 1.7%
Corporacion Financiera Alba, S.A.	Diversified Financials	1,325	63,586
Corporacion Mapfre S.A.	Insurance	10,659	191,042
Sacyr Vallehermoso S.A.	Capital Goods	5,644	143,718
			398,346
SWEDEN – 6.4%
AB SKF (a)	Capital Goods	1,720	24,055
Atlas Copco AB (a)	Capital Goods	1,016	21,480
Electrolux AB	Consumer Durables & Apparel	2,600	69,310
Eniro AB	Media	3,900	50,703
ForeningsSparbanken AB	Banks	10,488	298,178
Nordea Bank AB	Banks	46,072	494,594
Scania AB	Capital Goods	3,245	127,838
Skanska AB	Capital Goods	7,988	123,778
SSAB Svenskt Stal AB	Materials	2,200	95,192
Svenska Handelsbanken AB	Banks	7,755	190,435
			1,495,563

Domini European Social Equity Trust / Portfolio of Investments (Continued)

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
SWITZERLAND – 3.2%
Logitech International S.A. (a)	Technology Hardware & Equipment	3,428	$145,431
Novartis AG	Pharmaceuticals & Biotechnology	1,867	102,305
Rieter Holding A.G.	Automobiles & Components	811	266,514
Swisscom AG	Telecommunication Services	757	232,076
			746,326
UNITED KINGDOM – 26.6%
Aggreko plc	Commercial Services & Supplies	84,913	415,785
Arriva plc	Transportation	42,591	444,354
Aviva PLC	Insurance	17,147	219,581
Barratt Developments plc	Consumer Durables & Apparel	16,634	294,905
BG Group Plc	Energy	2,586	29,186
Brambles Industries plc	Commercial Services & Supplies	25,891	187,176
GlaxoSmithKline plc	Pharmaceuticals & Biotechnology	4,125	105,428
HBOS plc	Banks	17,312	304,156
HSBC Holdings plc	Banks	14,234	236,291
Inchcape plc	Retailing	3,365	141,924
Kelda Group PLC	Utilities	33,070	460,224
Man Group plc	Diversified Financials	8,982	326,307
Marks & Spencer Group plc	Retailing	52,031	449,440
National Express Group plc	Transportation	10,860	168,700
National Grid PLC	Utilities	65,098	665,864
Northern Rock plc	Banks	8,136	150,534
Pilkington plc	Capital Goods	115,734	320,892
Rexam plc	Materials	6,000	54,387
Royal & Sun Alliance Insurance Group plc	Insurance	75,569	168,562
Royal Bank of Scotland Group plc	Banks	677	20,937
Scottish Power plc	Utilities	37,267	379,535
Taylor Woodrow plc	Consumer Durables & Apparel	69,063	478,722
Tomkins plc	Capital Goods	17,246	94,026
Yell Group PLC	Media	12,196	115,482
			6,232,398
Total Investments — 97.9% (Cost $20,889,379)(b)			22,972,454
Other Assets, less liabilities — 2.1%			491,606
Net Assets — 100.0%			$23,464,060

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $20,889,379. The aggregate gross unrealized appreciation is $2,126,959 and the aggregate gross unrealized depreciation is $43,884, resulting in net unrealized appreciation of $2,083,075.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

Domini Social Index Trust

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investments at value (Cost $1,223,232,958)	$1,530,122,328
Cash	2,002,275
Receivable for securities sold	3,064,025
Dividends receivable	2,172,009
Total assets	1,537,360,637
LIABILITIES:
Payable for securities purchased	718,342
Management fee payable (Note 2)	262,887
Other accrued expenses	73,827
Total liabilities	1,055,056
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,536,305,581

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends		$13,063,934

EXPENSES:
Management fee (Note 2)	$1,555,270
Custody fees (Note 3)	80,665
Professional fees	13,980
Trustees fees	29,162
Miscellaneous	4,870
Total expenses	1,683,947
Fees paid indirectly (Note 3)	(50,478)
Net expenses		1,633,469
NET INVESTMENT INCOME		11,430,465
Net realized loss on investments:
Proceeds from sales	$229,688,347
Cost of securities sold	(253,474,723)
Net realized loss on investments		(23,786,376)
Net changes in unrealized appreciation of investments:
Beginning of period	$243,472,010
End of period	306,889,370
Net change in unrealized appreciation		63,417,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$51,061,449

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statements of Changes in Net Assets

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
	(UNAUDITED)
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$11,430,465	$30,432,256
Net realized loss on investments	(23,786,376)	(44,227,615)
Net change in unrealized appreciation of investments	63,417,360	185,523,361
Net Increase in Net Assets Resulting from Operations	51,061,449	171,728,002
Transactions in Investors' Beneficial Interest:
Additions	143,616,049	238,673,782
Reductions	(270,340,480)	(325,346,892)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(126,724,431)	(86,673,110)
Total Increase/(Decrease) in Net Assets	(75,662,982)	85,054,892
NET ASSETS:
Beginning of period	1,611,968,563	1,526,913,671
End of period	$1,536,305,581	$1,611,968,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Financial Highlights

	Six Months Ended January 31, 2006 (Unaudited)		Year Ended July 31,
			2005		2004		2003		2002		2001
Net assets (in millions)	$1,536		$1,612		$1,527		$1,318		$1,239		$1,729
Total return	3.50%		11.48%		12.01%		12.13%		(22.71)%		(17.28)%
Ratio of net investment income to average net assets (annualized)	1.47%		1.92%		1.25%		1.32%		1.02%		0.78%
Ratio of expenses to average net assets (annualized)	0.21	%(2)	0.22	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)
Portfolio turnover rate	7%		9%		8%		8%		13%		19%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the six months ended January 31, 2006, and for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (the "Portfolio") is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the "Trust") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, commenced operations on October 3, 2005.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $112,254,457 and $229,688,347, respectively. For the six months ended January 31, 2006, custody fees of the Portfolio were reduced by $50,478, which was compensation for uninvested cash left on deposit with the custodian.

36  Domini Social Index Trust—Notes to Financial Statements

Domini Social Equity Portfolio

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investment in Domini Social Index Trust, at value (Note 1)	$310,904
Total assets	310,904
LIABILITIES:
Sponsorship fee payable	225
Other accrued expenses	161
Total liabilities	386
NET ASSETS	$310,518
NET ASSETS CONSIST OF:
Paid-in capital	$303,281
Undistributed net investment income	379
Accumulated net realized loss from Portfolio	(6,525)
Net unrealized appreciation from Portfolio	13,383
$310,518
Shares outstanding	29,653
NET ASSET VALUE PER SHARE* ($310,518 ÷ 29,653 outstanding shares of beneficial interest)	$10.47
MAXIMUM OFFERING PRICE PER SHARE (net asset value per share ÷ (1-4.75%))	$10.99

*

Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Portfolio

Statement of Operations

Six Months Ended January 31, 2006 (UnAudited)

INCOME:
Investment income from Portfolio	$1,585
Expenses from Portfolio	(202)
Net investment income from Portfolio	1,383
EXPENSES:
Sponsor fee (Note 2)	482
Professional fees	25,908
Distribution fees	241
Registration fees	14,440
Miscellaneous	7,119
Printing	29,817
Accounting fees	13,333
Transfer agent fees	339
Total Expenses	91,679
Fees waived and expenses reimbursed (Note 2)	(90,969)
Net Expenses	710
NET INVESTMENT INCOME	673
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM PORTFOLIO:
Net realized loss from Portfolio	(2,509)
Net change in unrealized appreciation from Portfolio	7,334
Net realized and unrealized gain from Portfolio	4,825
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,498

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2006 (unaudited)	For the Period February 14, 2005 (Inception Date) Through July 31, 2005
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$673	$475
Net realized loss from Portfolio	(2,509)	(2,740)
Net change in unrealized appreciation from Portfolio	7,334	6,049
Net Increase in Net Assets Resulting from Operations	5,498	3,784
Distributions and Dividends:
Dividends to shareholders from net investment income	(769)	—
Distributions to shareholders from net realized gains	(1,276)	—
Net decrease in Net Assets from Distributions and Dividends	(2,045)	—
Capital Share Transactions:
Proceeds from sale of shares	176,059	125,657
Net asset value of shares issued in reinvestment of dividends and distributions	2,045	—
Payments for shares redeemed*	(480)	—
Net Increase in Net Assets from Capital Share Transactions	177,624	125,657
Total Increase in Net Assets	181,077	129,441
NET ASSETS:
Beginning of period	129,441	—
End of period (including undistributed net investment income of $379 and $475, respectively)	$310,518	$129,441
OTHER INFORMATION
Share Transactions:
Sold	16,897	12,607
Issued in reinvestment of dividends and/or distributions	195	—
Redeemed	(46)	—
Net Increase	17,046	12,607

*

Net of redemption fee proceeds of $0 and $0 respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Portfolio

Financial Highlights

	For the Six Months Ended January 31, 2006 (Unaudited)		For the Period May 1, 2005 (Commencement of Operations) through July 31, 2005

For a share outstanding for the period:
Net asset value, beginning of period	$10.27		$9.50
Income/(loss) from investment operations:
Net investment income	0.01		0.04
Net realized and unrealized gain on investments	0.28		0.73
Total income/(loss) from investment operations	0.29		0.77
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.03)		—
Distributions to shareholders from net realized gain	(0.06)		—
Total dividends and distributions	(0.09)		—
Net asset value, end of period	$10.47		$10.27
Total return(2)	2.72%		8.11%
Portfolio turnover*	7%		9%
Ratio/supplemental data (annualized):
Net assets, end of year (in thousands)	$311		$129
Ratio of expenses to average net assets	0.95	%(1)	0.95	%(1)
Ratio of net investment income to average net assets	0.70%		0.60%

*

For the Portfolio in which the Fund invests.

(1)

Reflects a waiver of fees by the Manager of the Portfolio, the Sponsor and the Distributor of the Fund. Had the Manager, the Sponsor and the Distributor not waived their fees, the ratio of expenses to average net assets would have been 95.29% for the period ended January 31, 2006 and 135.29% for the period ended July 31, 2005.

(2)

Total return does not reflect sales commissions and is not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Portfolio

Notes to Financial Statements

January 31, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Equity Portfolio (the "Fund") is a series of the Domini Advisor Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Trust (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The Portfolio is a series of Domini Social Trust (formerly Domini Social Index Portfolio). The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.02% at January 31, 2006). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The inception date of the Fund was February 14, 2005 and it commenced operations on May 1, 2005.

Shares of the Domini Social Equity Portfolio are sold with a front-end sales charge (load) up to 4.75%.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders: The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(C) Federal Taxes: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other: All net investment income and realized and unrealized gains and losses of the Portfolio are allocated daily pro rata among the Fund and the other investors in the Portfolio.

(E) Redemption Fees: Redemptions and exchanges of Fund shares held less than 60 days may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, Domini receives fees computed and paid monthly from the Fund at an annual rate equal to 0.50% of the average daily net assets of the Fund. Domini is contractually waiving its fee and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the average daily net assets of the Fund until November 30, 2006, absent an earlier modification by the Board of Trustees, which oversees the Fund. For the six months ended January 31, 2006, Domini waived fees and reimbursed expenses totaling $90,762.

42  Domini Social Equity Portfolio — Notes to Financial Statements

(D) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Fund shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended January 31, 2006, fees waived totaled $207.

DSIL Investment Services, LLC, the Fund's Distributor, has received $1,116 for commissions related to the sale of the Fund's shares for the six months ended January 31, 2006.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2006, additions and reductions in the Fund's investment in the Portfolio aggregated $176,059 and $1,013, respectively.

Domini Social Equity Portfolio — Notes to Financial Statements  43

Domini European Social Equity Trust

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investments at value (Cost $20,888,476)	$22,972,454
Cash	619,847
Receivable for securities sold	832,736
Dividends receivable	1,109
Total assets	24,426,146
LIABILITIES:
Payable for securities purchased	948,332
Management fee payable (Note 2)	12,842
Other accrued expenses	912
Total liabilities	962,086
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$23,464,060

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Operations

For the Period October 3, 2005 (commencement of Operations) through January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $1,126)		$26,482
EXPENSES:
Management fee (Note 2)	35,482
Custody fees (Note 3)	50,296
Professional fees	12,765
Trustees fees	177
Miscellaneous	917
Total expenses	99,637
Fees paid indirectly (Note 3)	(6,602)
Fees waived and expenses reimbursed (Note 2)	(56,641)
Net expenses		36,394
NET INVESTMENT LOSS		(9,912)
Realized and unrealized gain (loss) from investments and foreign currency:
Net realized GAIN/(LOSS) FROM:
Investments	11,109
Foreign currency transactions	89,117
Net realized gain		100,226
Net change in unrealized appreciation ON:
Investments	2,083,978
Translation of assets and liabilities in foreign currencies	(98)
Net change in unrealized appreciation		2,083,880
Net realized and unrealized gain from investments and foreign currency		2,184,106
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$2,174,194

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Changes in Net Assets

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
INCREASE IN NET ASSETS:
From Operations:
Net investment loss	$(9,912)
Net realized gain/(loss) from investments and foreign currency transactions	100,226
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	2,083,880
Net Increase in Net Assets Resulting from Operations	2,174,194
Transactions in Investors' Beneficial Interest:
Additions	21,505,460
Reductions	(215,594)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	21,289,866
Total Increase/(Decrease) in Net Assets	23,464,060
NET ASSETS:
Beginning of period	—
End of period	$23,464,060

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Financial Highlights

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
Net assets (in millions)	$23
Total return	12.40%*
Ratio of net investment loss to average net assets (annualized)	(0.21)%
Ratio of expenses to average net assets (annualized)	0.76%(1)(2)
Portfolio turnover rate	18%

*

Not annualized.

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 1.19% for the period ended January 31, 2006. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 2.09% for the period ended January 31, 2006.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.90% for the period ended January 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO Financial statements
january 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced operations on October 3, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust's significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The European Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Dividend Income. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust's ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(F) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The

Domini European Social Equity Trust — Notes to Financial Statements  49

services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the European Trust. For its services under the Management Agreement, Domini receives from the European Trust a fee accrued daily and paid monthly at an annual rate equal to 0.75% of the European Trust's average daily net assets. For the period ended January 31, 2006, Domini waived fees and reimbursed expenses totaling $56,641.

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the European Trust on a day-to-day basis pursuant to a Submanagement Agreement with Domini.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $23,044,653 and $2,259,741, respectively. For the period ended January 31, 2006, custody fees of the European Trust were reduced by $6,602, which was compensation for uninvested cash left on deposit with the custodian.

50  Domini European Social Equity Trust — Notes to Financial Statements

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Domini European Social Equity Portfolio

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investment in Domini European Social Equity Trust, at value (Note 1)	$71,791
Receivable from Investment Manager	720
Total assets	72,511
LIABILITIES:
Management fee payable	14
Other accrued expenses	87
Total liabilities	101
NET ASSETS	$72,410
NET ASSETS CONSIST OF:
Paid-in capital	$65,215
Undistributed net investment loss	(231)
Accumulated net realized gain from Portfolio	305
Net unrealized appreciation from Portfolio	7,121
$72,410
NET ASSET VALUE PER SHARE*
($72,410 ÷ 6,463 outstanding shares of beneficial interest)	$11.20
MAXIMUM OFFERING PRICE PER SHARE (net asset value per share ÷ (1-4.75%))	$11.76

*

Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Portfolio

Statement of Operations

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)

INCOME:
Investment income from Portfolio (net of foreign taxes of $3)	$90
Expenses from Portfolio	(114)
Net investment loss from Portfolio	(24)
EXPENSES:
Management fee (Note 2)	39
Distribution fees - Investor shares (Note 2)	39
Transfer agent fees	114
Printing	6,315
Professional fees	7,001
Miscellaneous	1,569
Trustees fees	1
Registration fees	3,378
Accounting fees	4,758
Total Expenses	23,214
Fees waived and expenses reimbursed (Note 2)	(23,084)
Net Expenses	130
NET INVESTMENT LOSS	(154)
Realized and unrealized gain (loss) from investments and foreign currency:
Net Realized Gain/(Loss) from Portfolio:
Investments	99
Foreign Currency Transactions	206
Net realized gain	305
Net change in unrealized appreciation from Portfolio:
Investments	7,120
Translation of assets and liabilities in foreign currencies	1
Net change in unrealized appreciation	7,121
Net realized and unrealized gain from investments and foreign currency	7,426
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,272

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Portfolio

Statement of Changes in Net Assets

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
INCREASE IN NET ASSETS:
From Operations:
Net investment loss	$(154)
Net realized gain on investments and foreign currency transactions from Portfolio	305
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currencies from Portfolio	7,121
Net Increase in Net Assets Resulting from Operations	7,272
Distributions and/or Dividends:
Dividends to shareholders from net investment income	(77)
Net Decrease in Net Assets from Distributions and/or Dividends	(77)
Capital Share Transactions (Note 4):
Proceeds from sale of shares	65,162
Net asset value of shares issued in reinvestment of distributions and dividends	53
Payments for shares redeemed*	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	65,215
Total Increase in Net Assets	72,410
NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment loss of $231)	$72,410

*

Net of redemption fee proceeds of $0 for the period ended January 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Portfolio

Financial Highlights

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain/(loss) on investments	1.23
Total income from investment operations	1.21
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.01)
Distributions to shareholders from net realized gain	—
Total distributions	(0.01)
Redemption fee proceeds	—*
Net asset value, end of period	$11.20
Total return**	12.16%
Portfolio turnover†	18%
Ratios/supplemental data (annualized):
Net assets, end of period (in thousands)	$72
Ratio of expenses to average net assets	1.56%(1)
Ratio of net investment income/(loss) to average net assets	(0.99)%

*

Amount represents less than $0.005 per share.

**

Total return does not reflect sales commissions and is not annualized for periods less than one year.

†

For the Portfolio in which the Fund invests.

(1)

Reflects a waiver of fees and expenses reimbursed by the Manager of the Portfolio and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees, the ratio of expenses to average net assets would have been 149.45% for the period ended January 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity PORTFOLIO

Notes to Financial Statements

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini European Social Equity Portfolio (the "Fund") is a series of the Domini Advisor Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini European Social Equity Trust (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.3% at January 31, 2006). The Fund commenced operations October 3, 2005. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Domini European Social Equity Portfolio are sold with a front-end sales charge (load) up to 4.75%.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders. The Fund earns income daily, net of portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid semi-annually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(C) Federal Taxes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other. All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata on a daily basis among the Fund and the other investors in the Portfolio.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 60 days may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.75% of the Portfolio's average daily net assets.

Pursuant to a Management Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Portfolio. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund. Domini has reduced its fee and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund at no greater than 1.60% of the average daily net assets of the Fund. The waiver currently in effect is contractual and expires on November 30, 2006, absent an earlier modification by the Board of Trustees, which oversees the Fund. For the period ended January 31, 2006, Domini waived fees and reimbursed expenses totaling $23,045.

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan with respect to the Fund's shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Fund shares and pays DSILD a distribution

Domini European Social Equity Portfolio — Notes to Financial Statements  57

fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets. For the period ended January 31, 2006, fees waived totaled $39.

DSIL Investment Services, LLC, the Fund's Distributor, has received $308 for commissions related to the sale of the Fund's shares for the six months ended January 31, 2006.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2006, additions and reductions in the Fund's investment in the Portfolio aggregated $64,442 and $49, respectively.

4. SUMMARY OF SHARE TRANSACTIONS

Share activity for the period ended January 31, 2006, is as follows:

	Shares	Dollars
Sold	6,458	65,162
Issued in reinvestment of distributions and/or dividends	5	53
Redeemed*	—	—
Net Increase	6,463	65,215

*

Net of redemption proceeds of $0 for the period ended January 31, 2006.

58  Domini European Social Equity Portfolio — Notes to Financial Statements

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Approval of the Management Agreements between Domini European Social Equity Trust and Domini and the Domini European Social Equity Portfolio and Domini

At a meeting held on July 22, 2005, the Board of Trustees considered the approval of the Management Agreement between the Domini European Social Equity Trust (the ‘‘European Equity Trust’’) and Domini Social Investments LLC (‘‘Domini’’) (the ‘‘European Equity Trust Management Agreement’’), and the Management Agreement between the Domini European Social Equity Portfolio (the ‘‘European Equity Portfolio’’) and Domini (the ‘‘European Equity Portfolio Management Agreement’’ and, collectively with the European Equity Trust Management Agreement, the ‘‘Management Agreements’’).

In advance of the meeting, the Independent Trustees submitted to Domini a written request for information in connection with their consideration of the management and distribution arrangements for the European Equity Trust and the European Equity Portfolio. The Trustees received, reviewed and considered, among other things:

(i)

A report based on information provided by Strategic Insight that compared the proposed fees and expenses of each of the European Equity Trust and the European Equity Portfolio to those of a peer group of socially responsible funds with a global or international objective (per Morningstar) and the top ten (measured by assets under management), non-socially responsible funds that focus on investing in European stocks (per Morningstar) as of April 30,  2005.

(ii)

A report from Domini regarding the proposed investment strategies and techniques for the European Equity Trust, including the proposed social screens to be applied to the European Equity Trust’s investments.

(iii)

Reports from and presentations by Domini that described (a) the nature, extent and quality of the services proposed to be provided by Domini to each of the European Equity Trust and the European Equity Portfolio, (b) the fees and other amounts proposed to be paid to Domini under the Management Agreements for each of the European Equity Trust and the European Equity Portfolio, including information as to the fees charged and services provided to other clients, (c) certain information about Domini’s compliance program and procedures and any regulatory issues, (d) brokerage practices, including soft dollar practices, (e) Domini’s proxy voting policies and procedures, and (f) Domini’s code of ethics.

(iv)

Reports and information from Domini concerning the proposed distribution arrangements for the European Equity Portfolio.

The Trustees, including all of the Independent Trustees, concluded that Domini had the capabilities, resources, and personnel necessary to manage the European Equity Trust and that Domini had the capabilities, resources, and personnel necessary to manage and provide administrative services to the European Equity Portfolio. The Board further concluded that, based on the services to be provided by Domini to the European Equity Trust and the European Equity Portfolio pursuant to the Management Agreements, the fees paid by similar funds and taking into account the agreed-upon fee waivers and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the compensation proposed to be paid to Domini under those Agreements was fair and reasonable.

In reaching their determination to approve the Management Agreements, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

Nature, Quality, and Extent of Services Provided

The Trustees noted that pursuant to the Management Agreements, Domini, subject to the direction of the Board, will be responsible for providing advice and guidance with respect to the European Equity Trust and the European Equity Portfolio and for managing the investment of the assets of the European Equity Trust, which it will do by engaging and overseeing the activities of Wellington Management. It was noted that Domini will apply the social screens to a portfolio of securities provided by Wellington Management and that Wellington Management will provide the day-to-day portfolio management of the European Equity Trust, including making purchases and sales of socially screened portfolio securities consistent with the European Equity Trust’s investment objective and policies. The terms of the Management Agreements were reviewed by the Trustees.

The Trustees considered the scope of the services to be provided by Domini under the Management Agreements and the quality of services provided by Domini to the other Domini Funds. They considered the professional experience, tenure, and qualifications of the portfolio management teams proposed for the European Equity Trust and the other senior personnel at Domini. They also considered Domini’s capabilities and experience in the development and application of social and environmental screens and its reputation and leadership in the socially responsible investment community. In addition, they considered Domini’s compliance policies and procedures and compliance record.

The Trustees noted that Domini will also administer each of the European Equity Trust’s and the European Equity Portfolio’s business and other affairs pursuant to the Management Agreements. It was noted that, among other things, Domini will provide each of the European Equity Trust and the European Equity Portfolio with office space, administrative services and personnel as are necessary for operations. The Trustees considered the quality of the administrative services Domini provided to the other Domini Funds, including Domini’s role in coordinating the activities of service providers.

The Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Domini to each of the European Equity Trust and the European Equity Portfolio under the Management Agreements.

Fees and Other Expenses

The Trustees considered the advisory fees to be paid by the European Equity Trust to Domini. The Trustees also considered the management fees to be paid by the European Equity Portfolio to Domini under the Management Agreement for the European Equity Portfolio. The Trustees considered the level of each of the European Equity Trust’s and the European Equity Portfolio’s advisory and administrative fees versus the Strategic Insight peer group described above, as well as each of the European Equity Trust’s and the European Equity Portfolio’s expected total expense ratio compared to those peers.

The Trustees also reviewed the fees that Domini charges its other clients with investment objectives similar to the investment objective of the European Equity Trust and the European Equity Portfolio. The Trustees noted that Domini (and not the European Equity Trust) will pay Wellington Management from its advisory fee for the European Equity Trust.

The Trustees considered that, based on the information provided by Strategic Insight, the management fee for each of the European Equity Trust and the European Equity Portfolio was within the range of the management fees of its peer group. The Trustees also considered that, after giving effect to Domini’s waiver of a portion of its fee, the fees paid by each of the European Equity Trust and the European Equity Portfolio was lower than the management fees paid by most of the funds in the peer group.

The Trustees also considered the expected total expense ratios of the European Equity Trust and the European Equity Portfolio and compared them, after giving effect to Domini’s waivers of fees, to the total expense ratios of the peer group. They concluded that the expected total expense ratio of each of the European Equity Trust and the European Equity Portfolio was in the range of expense ratios of the peer group.

Other Benefits

The Trustees considered the other benefits that Domini and its affiliates could be expected to receive from their relationship with the European Equity Trust and the European Equity Portfolio.

The Trustees reviewed the character and amount of payments expected to be received by Domini and its affiliates, other than in respect of the Management Agreements, in respect of the European Equity Trust and the European Equity Portfolio. They considered that DSIL Investment Services, LLC, a subsidiary of Domini, will receive 12b-1 fees from the European Equity Portfolio and will retain those fees in certain circumstances. The Trustees considered that Domini’s profitability would be lower if the benefits described above were not received. The Trustees also considered the brokerage practices of Domini. In addition, the Trustees considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the European Equity Trust and the European Equity Portfolio.

The Trustees concluded that the benefits expected to be received by Domini and its affiliates, as outlined above, were reasonable in the context of the relationship between Domini and Wellington Management and the European Equity Trust and the European Equity Portfolio.

Economies of Scale

The Trustees also considered whether economies of scale would be realized by Domini as the European Equity Trust and the European Equity Portfolio got larger and the extent to which economies of scale were reflected in the proposed fee schedules. The Trustees noted that while no breakpoints were currently being proposed, each of the European Equity Trust and the European Equity Portfolio will be newly established and will not likely grow to a size at which breakpoints would be appropriate for some time. The Trustees also considered the fee waivers proposed by Domini. They concluded that the fee schedule as proposed was appropriate but noted that they would consider whether breakpoints should be instituted for the European Equity Trust and/or the European Equity Portfolio as European Equity Portfolio assets increased.

Approval of the Submanagement Agreement between Domini and Wellington Management Company LLP

At a meeting held on July  22, 2005, the Board of Trustees considered the approval of the Submanagement Agreement between Domini and Wellington Management Company LLP (‘‘Wellington Management’’) with respect to the European Equity Trust.

In advance of the meeting, the Independent Trustees submitted to Domini a written request for information in connection with their consideration of the management and distribution arrangements for the European Equity Trust. The Trustees received, reviewed and considered the following, among other things:

(i)

A report based on information provided by Strategic Insight that compared the proposed fees and expenses of the European Equity Trust to those of a peer group of socially responsible funds with a global or international objective (per Morningstar) and the top ten

(measured by assets under management), non-socially responsible funds that focus on investing in European stocks (per Morningstar) as of April 30,  2005.

(ii)

A report from Domini regarding the proposed investment strategies and techniques for the European Equity Trust, including the proposed social screens to be applied to the European Equity Trust’s investments.

(iii)

Reports from and presentations by Domini regarding the process by which they decided to propose Wellington Management as the submanager of the European Equity Trust and a summary of the reference checks performed by Domini on Wellington Management.

(iv)

Reports from and presentations by Wellington Management that described (a) the nature, extent and quality of the services proposed to be provided by Wellington Management to the European Equity Trust, (b) the fees and other amounts proposed to be paid to Wellington Management under the Submanagement Agreement with respect to the European Equity Trust, including information as to the fees charged and services provided to other Wellington Management clients, (c) certain information regarding Wellington Management’s ownership structure, clients, and investment process, (d) certain information regarding Wellington Management’s performance in managing similar accounts, (e) certain information about Wellington Management’s compliance program and procedures and any regulatory issues, (f) brokerage practices, including soft dollar practices, and (g) Wellington Management’s code of ethics.

The Trustees, including all of the Independent Trustees, concluded that Wellington Management had the capabilities, resources, and personnel necessary to manage the European Equity Trust. The Board further concluded that, based on the services to be provided by Wellington Management to the European Equity Trust pursuant to the Submanagement Agreement, the fees paid by similar funds and taking into account the agreed-upon fee waivers and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the compensation proposed to be paid to Wellington Management under the Submanagement Agreement was fair and reasonable.

In reaching their determination to approve the Submanagement Agreement, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

Nature, Quality, and Extent of Services Provided

The Trustees noted that pursuant to the Management Agreement between the European Equity Trust and Domini, Domini, subject to the direction of the Board, will be responsible for providing advice and guidance with respect to the European Equity Trust and the European Equity Portfolio and for managing the investment of the assets of the European Equity Trust, which it will do by engaging and overseeing the activities of Wellington Management. It was noted that Domini will apply the social standards to a universe of securities provided by Wellington Management and that Wellington Management will provide the day-to-day portfolio management of the European Equity Trust, including making purchases and sales of socially screened portfolio securities consistent with the European Equity Trust’s investment objective and policies. The terms of the Submanagement Agreement was reviewed by the Trustees.

The Trustees considered the scope of the services to be provided by Wellington Management under the Submanagement Agreement and the quality of services provided by Wellington Management to its existing clients. They considered the professional experience, tenure, and qualifications of the portfolio management team proposed for the European Equity Trust and the other senior personnel at Wellington Management. They also considered Wellington Management’s compliance policies and procedures and compliance record.

The Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Wellington Management to the European Equity Trust under the Submanagement Agreement.

Fees and Other Expenses

The Trustees considered the submanagement fees to be paid by Domini to Wellington Management. The Trustees considered the level of the European Equity Trust’s advisory fee versus the Strategic Insight peer group described above, as well as the European Equity Trust’s expected total expense ratio compared to those peers.

The Trustees also reviewed the fees that Wellington Management charges its other clients with investment objectives similar to the investment objective of the European Equity Trust. The Trustees noted that Domini (and not the European Equity Trust) will pay Wellington Management from its advisory fee for the European Equity Trust. The Trustees also considered that the advisory fees Wellington Management receives with respect to its other similarly managed clients are within the general range of the submanagement fee it would receive with respect to the European Equity Trust.

The Trustees considered that, based on the information provided by Strategic Insight, the management fee for the European Equity Trust was within the range of the management fees of its peer group. The Trustees also considered that, after giving effect to Domini’s waiver of a portion of its fee, the fees paid by the European Equity Trust was lower than the management fees paid by most of the funds in the peer group.

The Trustees also considered the expected total expense ratio of the European Equity Trust and compared it, after giving effect to Domini’s waivers of fees, to the total expense ratios of the peer group. They concluded that the expected total expense ratio of the European Equity Trust was in the range of expense ratios of the peer group.

Other Benefits

The Trustees considered the other benefits that Wellington Management and its affiliates could be expected to receive from their relationship with the European Equity Trust.

The Trustees also considered the brokerage practices of Wellington Management. In addition, the Trustees considered the intangible benefits that may accrue to Wellington Management and its affiliates by virtue of their relationship with the European Equity Trust.

The Trustees concluded that the benefits expected to be received by Wellington Management and its affiliates, as outlined above, were reasonable in the context of the relationship between Wellington Management and the European Equity Trust.

Economies of Scale

The Trustees also considered whether economies of scale would be realized by Wellington Management as the European Equity Trust got larger and the extent to which economies of scale were reflected in the proposed fee schedules. The Trustees noted that while no breakpoints were currently being proposed, the European Equity Trust will be newly established and will not likely grow to a size at which breakpoints would be appropriate for some time. The Trustees also considered the fee waivers proposed by Domini. They concluded that the fee schedule as proposed was appropriate but noted that they would consider whether breakpoints should be instituted for the European Equity Trust as European Equity Portfolio assets increased.

Performance Information

The Trustees reviewed information provided to them by Wellington Management regarding the performance of Wellington Management’s European and other sector models for the 2004 calendar year, as well as for the five years ended December  31, 2004. The Trustees also reviewed Wellington Management’s Global Intersection investment returns for the one-, three-, and five-year periods ended June 30, 2005, and since inception through June 30, 2005. They compared those returns to the returns of the MSCI Europe Index, the proposed benchmark for the European Equity Trust and the European Equity Portfolio, and other relevant benchmarks for the same periods. While noting the differences between the investment objectives and strategies of the European Equity Trust and the European Equity Portfolio from those of the models and Global Intersection, the Trustees concluded that the performance of the models and the Global Intersection were acceptable when compared to the relevant benchmarks.

PROXY VOTING INFORMATION

The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

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DOMINI FUNDS

P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor:

Domini Social Investments LLC
536 Broadway, 7th Floor
New York, NY 10012

Investment Submanagers:

Domini Social Index Trust
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Domini European Social Equity Trust
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor:

DSIL Investment Services LLC
536 Broadway, 7th Floor
New York, NY 10012
1-800-762-6814

Transfer Agent:

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian:

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP
99 High Street
Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

Printed on recycled paper

Item 2. Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI ADVISOR TRUST

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: April 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President (Principal Executive Officer)

Date: April 5, 2006

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: April 5, 2006